EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
EARNINGS PER SHARE
14.	EARNINGS PER SHARE

The calculation of the basic and diluted loss per share attributable to the owners of the Company is based on the following data:

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Loss
Loss for the year attributable to the owners of the Company	(33,171)	(21,955)	(42,061)

	Year ended December 31,
	2017	2018	2019
Number of shares
Weighted average number of ordinary share outstanding- basic and diluted	418,314,541	419,546,514	419,546,494

Basic and diluted loss per share	(0.10)	(0.05)	(0.10)

For the year ended December 31, 2017, diluted loss per share does not include the 729,000 share options, of which the exercise price is higher than the average market price, or 940,000 unvested restricted shares, of which assumed exercise price is higher than the average market price for year ended December 31, 2017, as their inclusion would be anti-dilutive.

For the year ended December 31, 2018, diluted loss per share does not include the 729,000 share options, of which the exercise price is higher than the average market price, or 940,000 unvested restricted shares, of which assumed exercise price is higher than the average market price for year ended December 31, 2018, as their inclusion would be anti-dilutive.

For the year ended December 31, 2019, diluted loss per share does not include 940,000 unvested restricted shares, of which assumed exercise price is higher than the average market price for year ended December 31, 2019, as their inclusion would be anti-dilutive.

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted loss per share.

	Year ended December 31,
	2017	2018	2019
Options	729,000	729,000	—
Non-vested restricted shares	940,000	940,000	940,000
	1,669,000	1,669,000	940,000